FINANCIAL INSTRUMENTS - Financial assets and financial liabilities exposure to foreign currency risk (Details) - Foreign exchange risk ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)
FINANCIAL RISK MANAGEMENT
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
US. Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ 590		$ 590
Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		¥ (790)		¥ (1,560)
Minimum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	12 months
Financial asset | US. Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ 830		780
Financial asset | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		10		10
Financial liability | US. Dollar
FINANCIAL RISK MANAGEMENT
Net exposure | $	$ (240)		$ (190)
Financial liability | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥		¥ (800)		¥ (1,570)